Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2021
Long-term provisions
Schedule of changes in long-term provisions

		Share-
	Environ-	based
	mental	payments	Other	Total
for the year ended 30 June	Rm	Rm	Rm	Rm
Balance at beginning of year	21 790	51	1 064	22 905
Capitalised to property, plant and equipment*	(2 425)	—	—	(2 425)
Reduction in rehabilitation provision capitalised	77	—	—	77
Transfer to held for sale liabilities**	(1 310)	—	—	(1 310)
Per the income statement	(293)	(22)	312	(3)
additional provisions and changes to existing provisions	412	(22)	313	703
reversal of unutilised amounts	(31)	—	(1)	(32)
effect of change in discount rate	(674)	—	—	(674)
Notional interest	664	—	4	668
Utilised during year (cash flow)	(271)	—	(117)	(388)
Foreign exchange differences recognised in income statement	(1 495)	1	(18)	(1 512)
Translation of foreign operations	(541)	(1)	(109)	(651)
Balance at end of year	16 196	29	1 136	17 361
*	Decrease in rehabilitation provision capitalised in 2021 relates to a reassessment of the provision based on discount rates and cost estimates.
**	Relates to rehabilitation provisions of the Canadian shale gas assets classified as held for sale, refer note 12 and the Gabon oil producing assets that were disposed of during the year.

Schedule of expected timing of future cash flows for provisions

		2021	2020
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		1 197	1 048
One to five years		5 287	5 324
More than five years		10 877	16 533
		17 361	22 905
Short-term portion	34	(1 197)	(1 048)
Long-term provisions		16 164	21 857
Estimated undiscounted obligation*		92 109	96 033

*Decrease relates mainly to Canada which was classified as held for sale at 30 June 2021 and the Gabon oil producing assets that were disposed of during the year.

Summary of risk-free rates used to discount the estimated cash flows related to provisions

	2021	2020
for the year ended 30 June	%	%
South Africa	4,2 to 10,3	3,6 to 9,4
Europe	0,0 to 0,5	—
United States of America	0,2 to 1,8	0,2 to 0,9
Canada	0,5 to 2,3	0,5 to 1,4

Schedule of effect on provisions from changes in the discount rate

	2021	2020
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(4 352)	(3 836)
amount capitalised to property, plant and equipment	(1 250)	(2 767)
income recognised in income statement	(3 102)	(1 069)
Decrease in the discount rate	5 266	4 297
amount capitalised to property, plant and equipment	1 787	3 115
expense recognised in income statement	3 479	1 182